Capital Management and Solvency - Summary of Equity Compares to Solvency II Own Funds (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of capital management and solvency [line items]
Shareholders' Equity	€ 20,288	€ 20,520
Group Equity	24,102	24,341	€ 26,250	€ 27,683
Previously stated [member]
Disclosure of capital management and solvency [line items]
Shareholders' Equity		20,520
IFRS adjustments for Other Equity instruments and non controlling interests		3,821
Group Equity		24,341
Solvency II revaluations		(5,241)
Excess of Assets over Liabilities		19,100
Availability adjustments		(361)
Fungibility restrictions		(619)
Available own funds		18,119
DNB Bank ASA [Member]
Disclosure of capital management and solvency [line items]
Shareholders' Equity	20,288	20,520
IFRS adjustments for Other Equity instruments and non controlling interests	3,813	3,821
Group Equity	24,102	24,341
Solvency II revaluations	(5,416)	(5,241)
Excess of Assets over Liabilities	18,685	19,100
Availability adjustments	(606)	(361)
Fungibility restrictions	(693)	(619)
Transferability restrictions	(1,758)	(2,162)
Available own funds	€ 15,628	€ 15,957